COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2022 Claim Building	Dec. 31, 2021 Claim
Purchase Commitment [Abstract]
Number of claims filed | Claim	0	0
Number of new buildings | Building	2